Leases Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		$ 14
Finance Lease, Principal Payments	$ 22	2
Operating Lease, Payments	54	39
Finance Lease Liabilities, Gross Difference, Amount [Abstract]
Finance Lease, Liability, Undiscounted Excess Amount	181
Operating Lease Liabilities, Gross Difference, Amount [Abstract]
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	416
Finance Lease, Liability, Payment, Due [Abstract]
Finance Lease, Liability, Payments, Due Next Twelve Months	10
Finance Lease, Liability, Payments, Due Year Two	9
Finance Lease, Liability, Payments, Due Year Three	9
Finance Lease, Liability, Payments, Due Year Four	9
Finance Lease, Liability, Payments, Due Year Five	9
Finance Lease, Liability, Payments, Due after Year Five	310
Finance Lease, Liability, Payment, Due	356
Assets and Liabilities, Lessee [Abstract]
Finance Lease, Right-of-Use Asset	160	125
Operating Lease, Right-of-Use Asset	356	278
Right-of-use Asset, Operating and Financing	516	403
Finance Lease, Liability, Current	6	6
Finance Lease, Liability, Noncurrent	169	128
Finance Lease, Liability	175	134
Operating Lease, Liability, Current	26	20
Operating Lease, Liability, Noncurrent	374	294
Lease Liability, Operating and Financing	575	448
Operating Lease, Payments	54	39
Finance Lease, Principal Payments	22	2
Operating Lease, Liability	400	$ 314
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	36
Lessee, Operating Lease, Liability, Payments, Due Year Two	35
Lessee, Operating Lease, Liability, Payments, Due Year Three	33
Lessee, Operating Lease, Liability, Payments, Due Year Four	32
Lessee, Operating Lease, Liability, Payments, Due Year Five	30
Lessee, Operating Lease, Liability, Payments, Due after Year Five	650
Lessee, Operating Lease, Liability, Payments, Due	$ 816
Lease, Cost [Abstract]
Finance Lease, Weighted Average Remaining Lease Term	33 years	32 years
Operating Lease, Weighted Average Remaining Lease Term	25 years	23 years
Finance Lease, Weighted Average Discount Rate, Percent	4.59%	4.65%
Operating Lease, Weighted Average Discount Rate, Percent	6.22%	6.70%
Operating Lease, Cost	$ 46	$ 36
Finance Lease, Right-of-Use Asset, Amortization	8	4
Finance Lease, Interest Expense	8	4
Short-term Lease, Cost	28	21
Variable Lease, Cost	1	1
Lease, Cost	$ 91	$ 66
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Non Recourse Debt Current	Non Recourse Debt Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Non Recourse Debt Non Current	Non Recourse Debt Non Current
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities	Accrued and other liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities